Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net (Loss) Income	$ (376,860)	$ 1,672,443	$ 902,531
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	124,031	176,243	179,207
Amortization of right-of-use assets	222,758	234,115	134,137
Loss (gain) from disposal of property and equipment	(2,195)	938	4,043
Provision for doubtful accounts	446,452	537,018	400,876
Loss from long-term investments		12,277
Interest income	(48,357)	(49,422)	(50,155)
Deferred tax expense (benefit)	94,498	270,090	(36,670)
Changes in operating assets and liabilities:
Accounts receivable	(733,684)	252,307	(132,914)
Other receivable	37,876	55,174	(95,273)
Other current assets	(29,767)	14,588	51,982
Long-term rent deposit			9,173
Deferred revenue	(190,505)	(1,566,977)	(296,570)
Taxes payable	(96,023)	211,911	244,627
Other payable	57,253	(60,289)	76,219
Operating lease liabilities	(252,785)	(196,848)	(140,783)
Accounts payable and accrued expenses	(20,002)	48,932	(175,255)
Net cash (used in) provided by operating activities	(767,310)	1,612,500	1,075,175
Cash flows from investing activities:
Purchase of property and equipment	(95,020)	(37,237)	(34,996)
Proceeds from loans to third parties		2,919	6,856
Proceeds from disposal of property and equipment	3,106
Payments made for loans to third parties		(29,190)
Payments made for loans to a related party			(1,650,000)
Purchase of long-term investment	(139,526)	100,384
Net cash (used in) provided by investing activities	(231,440)	36,876	(1,678,140)
Cash flows from financing activities:
Advances from related parties			(17,657)
Net cash used in financing activities			(17,657)
Effect of exchange (loss) gain on cash	(523,005)	(845,358)	330,052
Net increase (decrease) in cash	(1,521,755)	804,018	(290,570)
Cash at beginning of the year	12,567,463	11,763,445	12,054,015
Cash at end of the year	11,045,708	12,567,463	11,763,445
Supplemental cash flow information
Cash paid for income taxes	34,327	33,631	13,719
Non-cash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 203,714	$ 478,269	$ 837,146